Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Class of Stock [Line Items]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,700,000,000	1,700,000,000
Number of common stock shares reserved for future issuance	59,000,000
Issuance costs of redeemed preferred stock	$ (10)
Remaining authorized share repurchase amount	$ 1,300
Preferred stock outstanding	186,510	189,910
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				20,000
Liquidation preference per share				$ 25,000
Preferred stock dividend rate fixed percentage				5.15%
Redemption period of preferred stock				90 days
Preferred stock redemption date				Jul. 15, 2018
Preferred stock outstanding	20,000	20,000
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					44,000
Liquidation preference per share					$ 25,000
Preferred stock dividend rate fixed percentage					6.50%
Preferred stock dividend rate variable percentage					4.468%
Redemption period of preferred stock					90 days
Preferred stock redemption date					Jan. 15, 2022
Preferred stock outstanding	44,000	44,000
Series G [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					43,400
Liquidation preference per share					$ 25,000
Issuance costs of redeemed preferred stock	$ (10)
Preferred stock outstanding		43,400
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						6,764	5,746
Liquidation preference per share						$ 100,000	$ 100,000
Preferred stock dividend rate fixed percentage						3.50%	3.50%
Preferred stock dividend rate variable percentage						1.02%	1.02%
Preferred stock outstanding	12,510	12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share		$ 100,000
Preferred stock dividend rate variable percentage		1.147%
Minority interest preferred stock, shares issued		5,000
Number of stock repurchased during period		500
Gain due to repurchase of preferred stock		$ 9
Preferred stock outstanding	4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued								40,000
Liquidation preference per share								$ 25,000
Preferred stock dividend rate fixed percentage								3.50%
Preferred stock dividend rate variable percentage								0.60%
Preferred stock outstanding	40,000	40,000
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			30,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			5.125%
Preferred stock dividend rate variable percentage			3.486%
Redemption period of preferred stock			90 days
Preferred stock redemption date			Jan. 15, 2021
Preferred stock outstanding	30,000	30,000
Series J [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	40,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	5.30%
Preferred stock dividend rate variable percentage	2.914%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Apr. 15, 2027
Preferred stock outstanding	40,000